Label	Element	Value
Multi-Asset Portfolio | Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

January 29, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 29, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 23, 2012 of:

Multi-Asset Portfolio
(the "Portfolio")

Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Portfolio
Risk [Heading]	rr_RiskHeading	The following is hereby added as the penultimate paragraph under the section of the Prospectus entitled "Portfolio Summary - Principal Risks:"
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  Non-Diversified Risk. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.